RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries, wages, and other benefits	$ 4,282	$ 5,469
Bonuses	1,895	1,947
Share-based compensation	2,313	2,547
Key management personnel compensation	$ 8,490	$ 9,963